SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 71,186	$ 48,801
United States
Disclosure of geographical areas [line items]
Non-current assets	24,205	10,989
Europe
Disclosure of geographical areas [line items]
Non-current assets	12,563	13,138
Australia
Disclosure of geographical areas [line items]
Non-current assets	11,257	5,380
Canada
Disclosure of geographical areas [line items]
Non-current assets	7,079	7,101
Brazil
Disclosure of geographical areas [line items]
Non-current assets	6,631	4,971
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	3,799	2,326
Mexico
Disclosure of geographical areas [line items]
Non-current assets	2,354	1,855
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 3,298	$ 3,041